Financial risk management - Swaps (Details) - Interest rate swap $ in Thousands	12 Months Ended
	Jun. 30, 2023 GBP (£) USD ($)	Jun. 30, 2022 GBP (£) USD ($)
Financial risk management activities
Fair value of interest rate swaps, asset | £	£ 4,173,000	£ 2,458,000
Long position
Financial risk management activities
Principal value of loan outstanding | $	150,000	150,000
Rate received	1 month $ SOFR	1 month $ LIBOR
Rate paid	1.9215%	2.032%